Consolidated Statement Of Shareholders' Equity and Redeemable Noncontrolling Interest (Parenthetical) - $ / shares	12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014
Statement of Stockholders' Equity [Abstract]
Dividends declared per common share	$ 1.96	$ 1.92	$ 1.88